UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Dividend paid in kind	$ 364